As filed with the Securities and Exchange Commission on June 8, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – March 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

Pine Grove Alternative Institutional Fund

Annual Report

March 31, 2017

Pine Grove Alternative Institutional Fund
Statement of Assets and Liabilities
As of March 31, 2017

ASSETS

Total investments, at fair value (Cost $53,419,948)	$56,953,658
Cash	454,373
Subscriptions in Private Investment Funds paid in advance	1,500,000
Receivable from investments sold	5,591,500
Dividends receivable	84
Prepaid expenses	31,570
Total Assets	64,531,185

LIABILITIES

Repurchase of shares payable	4,428,948
Subscriptions received in advance	300,000
Accrued Liabilities:
Management fees	112,933
Fund services fees	7,284
Shareholder servicing fees	11,063
Interest expense (Note 7)	4,600
Other expenses	82,381
Total Liabilities	4,947,209

NET ASSETS	$59,583,976

COMPONENTS OF NET ASSETS
Paid-in capital	$64,837,420
Distributions in excess of net investment income	(4,022,928)
Accumulated net realized loss on investments	(4,764,226)
Net unrealized appreciation on investments	3,533,710
NET ASSETS	$59,583,976

NET ASSETS
Class I Shares	$54,508,206
Class A Shares	$5,075,770

SHARES OUTSTANDING (200,000 total Fund shares authorized, $0.001 par value)
Class I Shares	56,082.69
Class A Shares	5,233.29

NET ASSET VALUE PER SHARE
Class I Shares	$971.93
Class A Shares	$969.90

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of March 31, 2017

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Credit Long/Short
Anchorage Capital Partners Offshore, Ltd.	2,346	$2,528,353	$2,690,557	4.5%	Annually	90
Aristeia International Limited	3,153	3,526,952	3,557,553	6.0	Quarterly	60
Candlewood Puerto Rico SP	553	552,913	440,775	0.7	Quarterly	180
Candlewood Structured Credit Harvest Fund Ltd	204	2,643,912	2,792,285	4.7	Quarterly	90
King Street Capital, Ltd.	14,518	2,234,917	2,387,369	4.0	Quarterly	65
LibreMax Offshore Fund, Ltd.	2,300	3,001,056	3,078,133	5.2	Quarterly	90
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	55	55,383	52,063	0.1	Other*	-
One William Street Capital Offshore Fund, Ltd.	2,525	2,525,000	2,920,444	4.9	Quarterly	90
Rose Grove Offshore Fund, Ltd.	2,625	2,625,000	2,726,406	4.6	Quarterly	45
Silver Point Capital Offshore Fund, Ltd.	304	3,043,737	3,391,804	5.7	Quarterly	90
Sound Point Beacon Offshore Fund, Ltd.	7	6,940	14,805	0.0	Semi-Annually	90
Southpaw Credit Opportunity Fund (FTE) Ltd	16,864	2,642,300	2,719,575	4.6	Quarterly	60
The Canyon Value Realization Fund (Cayman), Ltd.	1,306	3,344,213	3,522,234	5.9	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	1,440	2,762,314	3,023,153	5.1	Quarterly	90
Tourmalet Matawin Offshore Fund, L.P.	70,016	69,008	79,449	0.1	Other*	-
Whitebox Credit Fund, Ltd.	1,581	2,230,146	2,473,921	4.2	Quarterly	60
Wingspan Overseas Fund, Ltd.	40	39,844	25,780	-	Quarterly	90
		33,831,988	35,896,306	60.3

Equity Long/Short
Tourbillon Global Equities Ltd	1,870	1,870,000	1,788,489	3.0	Quarterly	60
		1,870,000	1,788,489	3.0

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of March 31, 2017

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)
Relative Value
Basso Investors Ltd	1,766	$3,457,272	$3,759,685	6.3%	Quarterly	60
Black Diamond Arbitrage, Ltd.	17,500	1,750,000	1,768,413	3.0	Monthly	45
Jet Capital Concentrated Offshore Fund, Ltd.	2,700	2,700,000	2,781,030	4.7	Monthly	30
PSAM Merger Fund Limited	2,031	1,990,117	2,142,955	3.6	Monthly	30
PSAM WorldArb Fund Limited	7,329	2,699,369	2,754,003	4.6	Monthly	45
Sensato Asia Pacific Offshore Fund, Ltd.	2,417	2,417,356	2,347,386	3.9	Monthly	60
Whitebox Relative Value Fund, Ltd.	1,837	2,678,751	3,703,648	6.2	Quarterly	60
		17,692,865	19,257,120	32.3

Other
Harbringer Class L Holdings (Cayman), Ltd.	1	1,672	1,291	0.0	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	62	23,423	10,452	0.0	Other*
		25,095	11,743	0.0
Total Private Investment Funds		$53,419,948	$56,953,658	95.6%

Total Investments		$53,419,948	$56,953,658	95.6%
Other Assets & Liabilities, Net			2,630,318	4.4%
Net Assets			$59,583,976	100.0%
*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Credit Long/Short	60.3%
Equity Long/Short	3.0
Relative Value	32.3
Other	0.0
Other Assets and Liabilities, Net	4.4
Total	100.0%

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund
Statement of Operations
Year Ended March 31, 2017

Investment Income
Dividends	$2,343
Total investment income	2,343

Expenses
Management fees	604,893
Fund services fees	96,935
Trustees' fees and expenses	85,619
Professional fees	216,240
Custodian fees	13,337
Registration fees	26,016
Shareholder servicing fees – Class A Shares	21,979
Interest expense (Note 7)	26,940
Miscellaneous expenses	67,058
Total expenses	1,159,017
Expenses reimbursed by Investment Adviser	(101,956)
Net Expenses	1,057,061

NET INVESTMENT LOSS	(1,054,718)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss on investments	(587,920)
Net change in unrealized appreciation on investments	6,810,493
Net realized and unrealized gain from investments	6,222,573

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,167,855

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2017	Year Ended March 31, 2016
OPERATIONS
Net investment loss	$(1,054,718)	$(1,473,675)
Net realized loss on investments	(587,920)	(847,857)
Net change in unrealized appreciation (depreciation) on investments	6,810,493	(5,231,957)
Net increase (decrease) in net assets resulting from operations	5,167,855	(7,553,489)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class I Shares	(2,037,856)	(282,661)
Class A Shares	(162,144)	-
Decrease in net assets resulting from distributions to shareholders	(2,200,000)	(282,661)
CAPITAL SHARE TRANSACTIONS
Class I Shares
Sale of shares	2,090,000	28,170,645
Reinvestment of distributions	1,552,656	200,582
Repurchase of shares	(22,362,059)	(44,064,029)
Class A Shares
Shares issued in exchange (Note 1)	5,170,072	-
Sale of shares	100,000	-
Reinvestment of distributions	153,458	-
Repurchase of shares	(376,133)	-
Decrease in net assets resulting from capital share transactions	(13,672,006)	(15,692,802)
Decrease in net assets	(10,704,151)	(23,528,952)
NET ASSETS
Beginning of period	70,288,127	93,817,079
End of period (including distributions in excess of net investment income of $5,817,925 and $2,563,207, respectively)	$59,583,976	$70,288,127
SHARE TRANSACTIONS
Class I Shares
Beginning of period	75,633.63	93,120.31
Sale of shares	2,200.25	28,624.59
Reinvestment of distributions	1,622.27	210.48
Repurchase of shares	(23,373.46)	(46,321.75)
End of period	56,082.69	75,633.63
Class A Shares
Beginning of period	-	-
Shares issued in exchange (Note 1)	5,356.92	-
Sale of shares	104.49	-
Reinvestment of distributions	160.34	-
Repurchase of shares	(388.46)	-
End of period	5,233.29	-

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund
Statement of Cash Flows
Year Ended March 31, 2017

Cash Flows From Operating Activities
Net increase in net assets from operations	$5,167,855
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Purchase of investments	(64,630,020)
Proceeds from sale of investments	86,084,160
Net realized loss from sale of investments	587,920
Net change in unrealized appreciation on investments	(6,810,493)
Change in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	(150,000)
Receivable from investments sold	6,364,862
Dividends receivable	(84)
Prepaid expenses	849
Management fees payable	(40,908)
Fund services fees payable	(1,400)
Shareholder servicing fees payable	11,063
Interest expense (Note 7)	4,600
Other expenses payable	(17,454)
Net Cash Provided By Operating Activities	26,570,950

Cash Flows From Financing Activities
Sale of shares	1,765,000
Repurchase of shares	(28,422,057)
Payments for shareholder distributions	(493,886)
Net Cash Used In Financing Activities	(27,150,943)

Net Decrease in Cash	(579,993)

Cash - Beginning of Period	1,034,366

Cash - End of Period	$454,373

Supplemental Disclosure of Non-Cash Operating Activities
Shares redeemed and issued in exchange (Note 1)	$5,170,072
Reinvestment of shareholder distributions	1,706,114

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2017		Year Ended March 31, 2016		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
CLASS I SHARES
NET ASSET VALUE, Beginning of Period	$ 929.32		$ 1,007.48		$ 1,028.21		$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(14.71)		(14.88)		(15.34)		(3.82)
Net realized and unrealized gain (loss)	89.60		(60.54)		14.17		32.03
Total from investment operations	74.89		(75.42)		(1.17)		28.21

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32.28)		(2.74)		(19.20)		-
Realized gains	-		-		(0.36)		-
Total distributions to shareholders	(32.28)		(2.74)		(19.56)		-

NET ASSET VALUE, End of Period	$ 971.93		$ 929.32		$ 1,007.48		$ 1,028.21

TOTAL RETURN	8.11%		(7.49)%		(0.11)%		2.82	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 54,508		$ 70,288		$ 93,817		$ 58,265
Ratios to Average Net Assets:
Net investment loss (d)	(1.54)%		(1.53)%		(1.50)%		(1.50)	%(e)
Net expense (d)	1.54	%(f)	1.53	%(f)(g)	1.50	%(f)	1.50	%(e)
Gross expense (d)	1.69	%(f)(h)	1.53	%(f)	1.78	%(f)(h)	2.36	%(e)(h)
PORTFOLIO TURNOVER RATE	39%		50%		39%		3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.04%, 0.03% and 0.00%, respectively (Note 7).
(g)	Includes expense reimbursements recouped by Investment Adviser of 0.04% (Note 4).
(h)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 7

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout the period.

	October 1, 2016 (a) through March 31, 2017
CLASS A SHARES
NET ASSET VALUE, Beginning of Period	$ 965.12
INVESTMENT OPERATIONS
Net investment loss (b)	(11.43)
Net realized and unrealized gain	46.48
Total from investment operations	35.05

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30.27)

NET ASSET VALUE, End of Period	$ 969.90

TOTAL RETURN	3.67	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,076
Ratios to Average Net Assets:
Net investment loss (d)	(2.36)	%(e)
Net expense (d)	2.37	%(e)(f)
Gross expense (d)	2.61	%(e)(f)(g)
PORTFOLIO TURNOVER RATE	39	%(c)

(a)	Commencement of operations. The beginning net asset value of Class A Shares was based on the closing net asset value of the shares exchanged as outlined in Note 1.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.04% (Note 7).
(g)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 8

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

Note 1. Organization

Pine Grove Alternative Institutional Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013.  The Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share of Class I Shares and Class A Shares (collectively, "Fund Shares"). Class A Shares are subject to a sales load of up to 3% of the investor's subscription. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the "Partnership"). Class A Shares commenced operations on October 1, 2016. On May 11, 2016 the Board of Trustees of Pine Grove Alternative Fund approved a plan of liquidation and dissolution (the "Plan"). Pursuant to the Plan, Pine Grove Alternative Fund's Class I Shares were exchanged for an equivalent value of Class A Shares (the "Exchange") of the Fund on October 1, 2016.
The investment adviser of the Fund is FRM Investment Management (USA) LLC (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC").  The Board of Trustees (the "Board" and each member a "Trustee") of the Fund supervises the conduct of the Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Fund's day-to-day investment activities.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – The valuation of the Fund's investments is reviewed monthly by the valuation committee ("Valuation Committee").  The value of the Fund's net assets is determined as of the close of the Fund's business at the end of each month. The Board has approved procedures pursuant to which the Fund values its investments in private investment funds (commonly referred to as hedge funds) ("Private Investment Funds") at fair value, which ordinarily will be the value provided to the Fund by the Private

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

Investment Funds' administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund's valuation policies and reported at the time of the Fund's valuation. Because most Private Investment Funds' administrators or investment managers will provide the Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.
The Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Fund's investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as "Net change in unrealized appreciation of investments."  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund's reporting date.  The fair value of the Fund's investments in Private Investment Funds is based on the information provided by such Private Investment Funds' management, which reflects the Fund's share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund's investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources.  The Valuation Committee did not fair value any investments during the year ended March 31, 2017.
For investments other than Private Investment Funds for which the practical expedient is used for valuation, the Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As of March 31, 2017, there were no investments, other than Private Investment Funds.
There were no transfers between Level 1, Level 2 and Level 3 for the year ended March 31, 2017.
The following table outlines the redemption restriction period with regards to the Private Investment Funds' strategies.

Strategy	Fair Value[1]	Liquidation and Underlying Fund Side Pocket Investment[2] (A)	Redemptions in Restriction Period[3] (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Credit Long/Short (a)	$35,896,306	131,512	3,836,749	10	3,968,261
Equity Long/Short(b)	1,788,489	-	-	N/A	-
Relative Value (c)	19,257,120	-	-	N/A	-
Other (d)	11,743	11,743	-	N/A	11,743
Total	$56,953,658	$143,255	$3,836,749		$3,980,004

1 No unfunded commitments as of March 31, 2017.
2 Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.
3 Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed. The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a)
Credit Long/Short: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.
(b)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(c)
Relative Value: This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

(d)
Other: Other represents investments in private investment funds for which the Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments in Private Investment Funds are recorded when the Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Fund will be reinvested in additional shares of the Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

Federal Taxes – The Fund's tax year is October 31, 2016. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.
The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2017 that would require recognition, de-recognition or disclosure.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective. The Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.
The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives,

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.
The Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Fund and adversely affect its investment return. The Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Fund from making an offer to repurchase shares. Fund shareholders do not have the right to require the Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund's knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund's Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Fund's month-end net asset value.
Shareholder Servicing Fees – The Fund pays Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority ("FINRA") that has entered into a shareholder servicing agreement with Atlantic (collectively, "Service Agents"), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agents who are invested in the Class A Shares through the Service Agents.  The shareholder servicing fees expense for the year ended March 31, 2017 was $21,979.
Expenses – The Investment Adviser has agreed to waive and/or reimburse the Fund's other expenses (excluding extraordinary expenses, any shareholder servicing fees and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Fund) to the

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

extent necessary in order to cap the Fund's other expenses at 0.60%. For the year ended March 31, 2017, the Investment Adviser reimbursed expenses of $101,956.
For a period of five years subsequent to the Fund's commencement of operations, or from the commencement of operations of each new share class of shares thereof, the Fund may repay the Investment Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived/reimbursed. As of March 31, 2017, $403,204 is subject to recoupment by the Investment Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Adviser or with Atlantic or their affiliates.
Custodian – J.P. Morgan Chase Bank, N.A. (the "Custodian") serves as the Fund's independent custodian of its investments in underlying private investment companies. The Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Fund's management monitors the financial condition of such custodians and does not anticipate any losses from the Custodian.
Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. The Fund pays Atlantic a fee for its services (collectively, "Fund Services Fees") as provided in the administrative agreement.
Trustees and Officers – The Fund pays the Trustees, who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"), each an annual retainer fee of $18,000 for service to the Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the year ended March 31, 2017, were $25,825,020 and $42,274,572 respectively.
Note 6.  Offering of Fund Shares; Repurchase Offers
Fund Shares may be purchased by investors who meet certain eligibility requirements set forth in the Fund's current prospectus as of the first business day of each calendar month; however, Fund Shares may be offered more or less frequently as determined by the Board in its sole discretion. Fund Shares are sold at the current net asset value per share.  Generally, the minimum initial investment in each class of Fund

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

Shares is $25,000 and the minimum additional investment is $10,000.  The Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.
The Fund may repurchase Fund Shares from shareholders from time to time as determined by the Board in its sole discretion.
Note 7. Line of Credit
During the period April 1, 2016 through October 20, 2016, the Fund had a committed $4 million secured line of credit agreement with J.P. Morgan Chase Bank, N.A. In addition to paying interest charged to the Fund based upon its borrowings at an amount above the LIBOR rate, the Fund paid a facility fee of 0.70% per annum on the unused portion of the line of credit. Effective October 24, 2016, the Fund has a committed $4 million secured line of credit agreement with Societe Generale. The Fund may temporarily borrow from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Fund in connection with (i) subscriptions and redemptions by investors of the Fund; (ii) subscriptions and redemptions by the Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Fund. Interest is charged to the Fund based on its borrowings at an amount above the LIBOR rate. The line of credit is secured by the Fund's cash and investment securities. The Fund is required to pay a commitment fee at a rate of 0.50% per annum on the unused portion of the line of credit. As of March 31, 2017, the Fund did not have a balance outstanding pursuant to this line of credit. The average borrowings and average interest rate (based on days with outstanding balances) for the year ended March 31, 2017, were $266,245 and 2.30%, respectively.
Note 8. Related Party Transactions and Other
Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage or other business transactions with Private Investment Funds in which the Fund invests and with companies in which Private Investment Funds invest.
As of March 31, 2017, the Fund owns $1,870,000 of Tourbillon Global Equities Ltd, a Private Investment Fund that is related to an Independent Trustee of the Fund. The Fund purchased $1,170,000 of the Private Investment Fund on January 1, 2017. The value of the Private Investment Fund as of March 31, 2017 is $1,788,489 with an unrealized loss of $(81,511).

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

Note 9. Federal Income Tax
Distributions during the tax year as noted were characterized for tax purposes as follows:
Ordinary Income
October 31, 2016	$282,661
October 31, 2015	1,649,994

As of October 31, 2016, the components of distributable earnings were as follows:
Undistributed ordinary income	$810,807
Capital and other losses	(4,357,469)
Unrealized depreciation	(1,554,753)
Total	$(5,101,415)

The Fund's undistributed ordinary income was distributed on December 30, 2016, and no undistributed tax earnings for the tax year ended October 31, 2016 remain as of March 31, 2017.
The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Accordingly the following permanent differences, primarily due to tax adjustments related to passive foreign investment companies, partnerships and amortization of organization costs, have been reclassified with the capital accounts during the tax year ended October 31, 2016. These reclassifications have no effect on net assets.

Paid-in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$30,892	$1,794,997	$(1,825,889)

The Fund has $2,155,876 of available short-term capital loss carryforwards and $2,201,593 of available long-term capital loss carryforwards that have no expiration date.
As of March 31, 2017, the cost of investments for federal income tax purposes is $56,479,033. The related net unrealized appreciation consists of the following:
Gross Unrealized Appreciation	$768,980
Gross Unrealized Depreciation	(294,355)
Net Unrealized Appreciation	$474,625

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2017

Note 10. New Accounting Pronouncement
In August 2014, the FASB issued ASU 2014-15 – Presentation of Financial Statements – Going Concern (Subtopic 205-40) ("ASU 2014-15"). The pronouncement determines management's responsibility regarding assessment of the Fund's ability to continue as a going concern, even if the Fund's liquidation is not imminent. Currently, no similar guidelines exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Fund's ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management's plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however early adoption is permitted. Adoption of the update had no impact on the Fund's financial statements.
Note 11. Subsequent Events
The Fund has evaluated all subsequent events through May 26, 2017, the date that these financial statements were issued. The Fund recorded $300,000 in subscriptions, which is reflected on the Statement of Assets and Liabilities as subscriptions received in advance, as of March 31, 2017 for a subscription date of April 1, 2017. In addition, the Fund received $675,000 in subscriptions related to a June 1, 2017 subscription date.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Pine Grove Alternative Institutional Fund
We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Institutional Fund (the Fund), including the schedule of investments, as of March 31, 2017, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period from January 1, 2014 (commencement of operations) through March 31, 2014, were audited by other auditors whose report dated May 28, 2014, expressed an unqualified opinion on such financial highlights.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of March 31, 2017, by correspondence with management of the underlying investment funds. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Institutional Fund at March 31, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with U.S. generally accepted accounting principles.

Grand Cayman, Cayman Islands
May 26, 2017

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2017

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30, 2016 is available, without charge and upon request by calling (855) 699-3103 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Ms. McCloskey is considered an Interested Trustee due to her affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2017

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, LLC ("UBP"), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	1	None.
Boris Onefater Born: 1967	Trustee	Since 2013	Managing Partner and CEO, Constellation Advisers LLC, since 2008.	1	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Auriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP Asset Management, LLC, 2009 – 2012.	1	None.
Interested Trustee:
Michelle McCloskey Born: 1961	President, Chief Executive Officer and Trustee	Since 2016	President of Man Americas (since 2017); President of FRM (since 2015); Head of Research of FRM (since 2012); Head of Research RMF Investment Management (USA) Corp. (since 2010).	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2017

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Linzie Steinbach Born: 1980	Treasurer and Chief Financial Officer	Since 2015	Fund Controller at FRM USA since April 2015; Senior Vice President and Controller, Bank of America, 2007 – March 2015.
Gino Malaspina Born: 1968	Vice President and Secretary	Since 2016
Senior Counsel, Atlantic since 2014; Senior Counsel and Managing Director, Cipperman & Company/Cipperman Compliance Services LLC, 2010 -2014; and Associate, Stradley Ronon Stevens & Young, LLP, 2009 – 2010.

Lee M. Binks Born: 1973	Chief Compliance Officer	Since 2016	Head of FRM Compliance, Deputy CCO Man Investments USA since 2014; Director Compliance, Barclays Capital 2008 – 2014.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses experience of its management, and other information.

218-ANR-0317

ITEM 2. CODE OF ETHICS.

(a)
As of the end of the period covered by the report to shareholders included in Item 1 of this Form N-CSR, Pine Grove Alternative Institutional Fund (the "Registrant") has adopted a code of ethics, as defined in item 2(b) of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer, or persons performing similar functions (the "Code of Ethics").

(c)	There were no amendments to the Registrant's Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(d)	There were no waivers to the Registrant's Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is filed under Item 12(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees (the "Board") has determined that Boris Onefater, who meets the definition of an independent director as specified in Item 3(a)(2) of Form N-CSR, is an audit committee financial expert as that term is defined under Items 3(b) and 3(c) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for the fiscal years ended March 31, 2016 and March 31, 2017 (the "Reporting Periods") to the Registrant for the Reporting Period for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $43,000 in 2016 and $47,000 in 2017.

(b) Audit-Related Fees - There were no fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant's principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and were not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant's principal accountant for tax compliance, tax advice and tax planning were $10,000 in 2016 and $11,000 in 2017.

(d) All Other Fees - There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Registrant's  investment adviser, other than the services reported above.

(e) (1) The audit committee of the Board (the "Audit Committee") reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant.  Pre-approval of "permissible non-audit services" to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to the Registrant's principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to the Registrant's investment adviser (other than a sub-adviser), or any entity controlling, controlled by or under common control with the Registrant's investment adviser that provides on-going services to the Registrant ("Affiliate"), by the Registrant's principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant.  Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant's investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant's investment adviser and its Affiliates to the Registrant's principal accountant during the fiscal year in which the permissible non-audit services are provided.  The Audit Committee considers whether fees paid by the Registrant's investment adviser or an Affiliate to the Registrant's principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) During the fiscal years ending March 31, 2016 and March 31, 2017, non-audit fees (inclusive of tax fees) billed by the Registrant's principal accountant for non-audit services rendered to the Registrant for the Reporting period were $10,000 and $11,000, respectively.  During the fiscal years ending March 31, 2016 and March 31, 2017, non-audit fees billed by the Registrant's principal accountant for non-audit services provided to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant  affiliated entities of the Registrant (including the Adviser) were $3,218,383 and $5,958,943, respectively.

(h) The Registrant's Audit Committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Registrant's proxy voting procedures are filed under Item 12(a)(4) hereto.  The Registrant delegates proxy voting decisions to its investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Portfolio Manager and Business Experience.  As of the date of the filing of this report on Form N-CSR, the day-to-day management of the Registrant's portfolios is the responsibility of the Portfolio Manager of the Adviser, Thomas N. Williams (the "Portfolio Manager").  Mr. Williams is the Chief Investment Officer of Pine Grove Funds at FRM Investment Management (USA) LLC ("FRM"), based in New York, and a member of FRM's Investment Executive.  Prior to assuming his current role, Mr. Williams was a Managing Member, the Chief Investment Officer and the Head of Investments at Pine Grove Asset Management (now operating as Pine Grove Funds under the FRM business). Prior to this, Mr. Williams practiced law in California for three years, specializing in intellectual property and venture capital transaction. Mr. Williams holds a Bachelor of Arts in Economics from Trinity College and a JD from the University of Southern California School of Law. Mr. Williams is also a member of the CFA Institute and the New York Society of Security Analysts.

(a)(2)  Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of March 31, 2017.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Thomas N. Williams	None	$537,472,533	None

(a)(3)  Compensation of the Portfolio Manager.  The of the Portfolio Manager is comprised of a fixed annual salary and a discretionary annual bonus determined by the Adviser. In addition, the Portfolio Manager may be eligible to receive additional compensation based on certain factors, including but not limited to, the economic performance of the Adviser. Any amounts earned by the Portfolio Manager are payable by the Adviser and not by the Fund.
(a)(4)  Beneficial Ownership by Portfolio Manager.  As of March 31, 2017 the dollar range of equity securities in the Registrant beneficially owned by the Portfolio Manager had a value in the range of $100,001 – $500,000.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2016 to April 30, 2016		-		N/A	-		-
May 1, 2016 to May 31, 2016		-		N/A	-		-
June 1, 2016 to June 30, 2016	February 19, 2016	6,656.063	$14,358,013	$937.21	6,656.063	May 31, 2016	-
July 1, 2016 to July 31, 2016		-		N/A	-		-
August 1, 2016 to August 31, 2016		-		N/A	-		-
September 1, 2016 to September 30, 2016	May 23, 2016	7,634.742	$17,024,706	$965.12	7,634.742	August 31, 2016	-
October 1, 2016 to October 31, 2016		-		N/A	-		-
November 1, 2016 to November 30, 2016		-		N/A	-		-
December 1, 2016 to December 31, 2016	August 23, 2016	4,913.546	$13,109,619	$961.30	4,913.546	December 31, 2016	-
January 1, 2017 to January 31, 2017		-		N/A	-		-
February 1, 2017 to February 29, 2017		-		N/A	-		-
March 1, 2017 to March 31, 2017	November 21, 2016	4,557.567	$12,802,585	$971.76	4,557.567	March 31, 2017	-
Total		23,761.918		N/A	23,761.918		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Proxy Voting Procedures of Registrant (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Pine Grove Alternative Institutional Fund

By /s/ Michelle McCloskey
  Michelle McCloskey, Chief Executive Officer

Date 6/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michelle McCloskey
  Michelle McCloskey, Chief Executive Officer

Date 6/6/17

By /s/ Linzie Steinbach
   Linzie Steinbach, Chief Financial Officer

Date 6/6/17